Cash Equivalents and Marketable Securities - Narrative (Details) - USD ($)	6 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Cash and Cash Equivalents [Line Items]
Unrealized losses, greater than 12 months	$ 21,000	$ 0	$ 12,000
Unrealized loss, less than 12 months	$ 118,000		302,000
Minimum
Cash and Cash Equivalents [Line Items]
Marketable securities term	1 year
Unrealized loss, less than 12 months	$ 1,000	1,000	1,000
Maximum
Cash and Cash Equivalents [Line Items]
Marketable securities term	4 years
Unrealized loss, less than 12 months	$ 15,000	$ 26,000	$ 28,000